Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Less: allowance for doubtful accounts	$ (450)	$ (693)
Total	102,731	62,636
Trade Receivables [Member]
Accounts receivables, gross	$ 103,181	$ 63,329